Investment Objectives and Goals - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary objective is to seek to provide long term growth of capital. Current income is a secondary objective of the Fund.